UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.R. Herzig & Co. Inc.
Address: 1 Expressway Plaza, Suite 200
         Roslyn Heights, NY  11577

13F File Number:  028-12072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur Pesner
Title:     Chief Financial Officer
Phone:     516-621-0200

Signature, Place, and Date of Signing:

       /s/ Arthur Pesner     Roslyn Heights, NY     October 11, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     57

Form13F Information Table Value Total:     $96,500 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS INC          COM             00751Y106      862    25700 SH       25700                       0        0    25700
ADVANCED MICRO DEVICES INC      COM             007903107      277    21000 SH       21000                       0        0    21000
AGNICO EAGLE MINES LTD          COM             008474108      924    18600 SH       18600                       0        0    18600
AMERICAN INTL GROUP INC         COM             026874107     4846    71630 SH       71630                    1000        0    70630
AMGEN INC                       COM             031162100      648    11450 SH       11450                       0        0    11450
ANADARKO PETE CORP              COM             032511107      290     5400 SH       5400                        0        0     5400
APEX SILVER MINES LTD           ORD             G04074103      216    11090 SH       11090                       0        0    11090
BANK OF AMERICA CORPORATION     COM             060505104      316     6287 SH       6287                        0        0     6287
BRISTOL MYERS SQUIBB CO         COM             110122108     4833   167694 SH       167694                      0        0   167694
CATHAY GENERAL BANCORP          COM             149150104     1024    31800 SH       31800                       0        0    31800
CENTEX CORP                     COM             152312104      332    12500 SH       12500                       0        0    12500
CITIGROUP INC                   COM             172967101      425     9097 SH       9097                        0        0     9097
COCA COLA CO                    COM             191216100      517     9000 SH       9000                        0        0     9000
CROSS TIMBERS RTY TR            TR UNIT         22757R109      898    22500 SH       22500                       0        0    22500
DNP SELECT INCOME FD            COM             23325P104      110    10150 SH       10150                       0        0    10150
EXXON MOBIL CORP                COM             30231G102      348     3755 SH       3755                        0        0     3755
FIDELITY NATIONAL FINANCIAL     CL A            31620R105     5301   303233 SH       303233                  14000        0   289233
FIFTH THIRD BANCORP             COM             316773100     4076   120320 SH       120320                      0        0   120320
FOREST CITY ENTERPRISES INC     CL A            345550107      604    11000 SH       11000                       0        0    11000
FREEPORT-MCMORAN COPPER & GO    COM             35671D857      472     4500 SH       4500                        0        0     4500
FREIGHTCAR AMER INC             COM             357023100      631    16515 SH       16515                       0        0    16515
GENERAL ELECTRIC CO             COM             369604103      297     7175 SH       7175                        0        0     7175
GEORGIA GULF CORP               COM PAR $0.01   373200203     2652   190800 SH       190800                  15000        0   175800
GERON CORP                      COM             374163103     4202   574050 SH       574050                  55000        0   519050
GOLDCORP INC NEW                COM             380956409      294     9600 SH       9600                        0        0     9600
GREENBRIER COS INC              COM             393657101     3166   118548 SH       118548                      0        0   118548
HEALTHCARE RLTY TR              COM             421946104     1642    61600 SH       61600                       0        0    61600
HOSPITALITY PPTYS TR            COM SH BEN INT  44106M102      484    11900 SH       11900                       0        0    11900
HUGOTON RTY TR TEX              UNIT BEN INT    444717102     4720   199680 SH       199680                  10000        0   189680
INTEL CORP                      COM             458140100     5402   208894 SH       208894                      0        0   208894
INTERNATIONAL BUSINESS MACHS    COM             459200101      206     1750 SH       1750                        0        0     1750
JOHNSON & JOHNSON               COM             478160104      204     3100 SH       3100                        0        0     3100
JP MORGAN CHASE & CO            COM             46625H100      747    16300 SH       16300                       0        0    16300
MITSUBISHI UFJ FINL GROUP IN    SPONSORED ADR   606822104     1825   201020 SH       201020                  17000        0   184020
MOTOROLA INC                    COM             620076109     2311   124742 SH       124742                      0        0   124742
NEPHROS INC                     COM             640671103       29    22000 SH       22000                       0        0    22000
NEW YORK CMNTY BANCORP INC      COM             649445103      838    44007 SH       44007                       0        0    44007
NEWMONT MINING CORP             COM             651639106     2978    66584 SH       66584                       0        0    66584
O REILLY AUTOMOTIVE INC         COM             686091109      835    25000 SH       25000                       0        0    25000
OXFORD INDS INC                 COM             691497309      271     7500 SH       7500                        0        0     7500
PAN AMERICAN SILVER CORP        COM             697900108      202     7000 SH       7000                        0        0     7000
PENN WEST ENERGY TR             TR UNIT         707885109     1707    54886 SH       54886                       0        0    54886
PFIZER INC                      COM             717081103     2879   117863 SH       117863                      0        0   117863
PICO HLDGS INC                  COM NEW         693366205     3353    80700 SH       80700                       0        0    80700
REDWOOD TR INC                  COM             758075402     1664    50080 SH       50080                    1000        0    49080
SAN JUAN BASIN RTY TR           UNIT BEN INT    798241105     1690    50000 SH       50000                       0        0    50000
SATCON TECHNOLOGY CORP          COM             803893106      154   137800 SH       137800                  75500        0    62300
SENECA FOODS CORP NEW           CL A            817070501     5694   215685 SH       215685                  43500        0   172185
SENECA FOODS CORP NEW           CL B            817070105     2817   104898 SH       104898                  11149        0    93749
SONOSITE INC                    COM             83568G104     4488   147054 SH       147054                  10000        0   137054
SONY CORP                       ADR NEW         835699307     5134   106818 SH       106818                      0        0   106818
SOUTHERN UN CO NEW              COM             844030106      803    25798 SH       25798                       0        0    25798
SUNCOR ENERGY INC               COM             867229106      304     3200 SH       3200                        0        0     3200
TAIWAN SEMICONDUCTOR MFG LTD    SPONSORED ADR   874039100      169    16669 SH       16669                       0        0    16669
TESSERA TECHNOLOGIES INC        COM             88164L100     2051    54700 SH       54700                       0        0    54700
TOPPS INC                       COM             890786106      108    11125 SH       11125                       0        0    11125
WAL MART STORES INC             COM             931142103     2230    51086 SH       51086                       0        0    51086